Equity (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2017
Equity (Details) [Line Items]
Share capital authorized	423,868,449	423,868,449
Total outstanding shares	31,728,741	31,066,186
Investment shares subscribed and fully paid	40,278,894	40,278,894
Nominal value per share (in Nuevos Soles per share)	S/ 1	S/ 1
Number of investment shares acquired	36,040,497	36,040,497
Value of investment shares acquired (in Nuevos Soles)	S/ 121,258,000	S/ 121,258,000
Additional paid-in capital (in Nuevos Soles)	S/ 432,779,000	432,779,000	S/ 561,191,000
Description of additional paid-in capital	In March 2017, S/118,569,000 was debited from this item as a result of the spin-off of the Phosphates Project. See note 9(b).
Distributable earnings, percentage	10.00%
Percentage of capital	20.00%
Dividends payable (in Nuevos Soles)	S/ 7,686,000	S/ 52,523,000
Description of dividend payable	During 2019, in order to comply with Peruvian law requirements S/280,000, respectively corresponding to dividends payable with aging greater than ten years were transferred from “Dividends payable” caption to “Legal reserve” caption in the consolidated statement of changes in equity.
Lima Stock Exchange [Member]
Equity (Details) [Line Items]
Total outstanding shares	392,139,708	392,802,263
Number of investment shares acquired			928,000
Issuance of common shares			111,484,000